Schedule of Cash Flow From Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow of discontinued operations
Net cash provided by operating activities		$ (100,781)
Net cash provided by investing activities		(1,947,584)
Cash flow provided by discontinued operations		$ (2,048,365)